SCHEDULE OF LOANS PAYABLE (Details) (Parenthetical) - USD ($)													1 Months Ended	12 Months Ended
		Apr. 16, 2025	Feb. 11, 2025	Dec. 16, 2024	Aug. 22, 2024	Aug. 08, 2024	Mar. 08, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 29, 2023	Nov. 28, 2023	Oct. 28, 2022	Jul. 31, 2024	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2022	Mar. 01, 2024	Oct. 27, 2023	May 11, 2023	Apr. 20, 2023	Apr. 05, 2023	Feb. 06, 2023	Jan. 11, 2023	Nov. 15, 2022	Nov. 10, 2022	Nov. 09, 2022
Short-Term Debt [Line Items]
Conversion of convertible securities														$ 562,000
Amortization of debt expense														271,234	$ 2,384,163
Loans payable								$ 32,796,345						32,801,345	32,796,345
Number of common stock issued, shares														13,120,679	10,825,895
Promissory Note Payable Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable														2,683,357
Accrued interest														1,237,811
Conversion of convertible securities														3,921,168
Notes payable														$ 3,921,168
Purchase of warrants														450,000,000
Exercise price														$ 0.002
Fair value														$ 990,000
Debt instrument maturity date description											On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Annual interest rate	[1]													12.00%
Promissory Note Payable Two [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable														$ 1,460,794
Accrued interest														1,593,544
Conversion of convertible securities														3,054,338
Notes payable														$ 3,054,338
Purchase of warrants														250,000,000
Exercise price														$ 0.002
Fair value														$ 550,000
Debt instrument maturity date description											On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Repayment of debt															300,000
Annual interest rate	[2]													12.00%
Promissory Note Payable Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable														$ 103,180
Accrued interest														62,425
Conversion of convertible securities														165,605
Notes payable														$ 165,605
Purchase of warrants														80,000,000
Exercise price														$ 0.002
Fair value														$ 176,000
Debt instrument maturity date description								The maturity date was extended from December 10, 2023 to December 10, 2024 on February 29, 2024
Interest expenses								$ 22,958
Annual interest rate	[3],[4]													12.00%
Promissory Note Payable Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable														$ 235,000
Accrued interest														75,375
Conversion of convertible securities														310,375
Notes payable														$ 310,375
Purchase of warrants														25,000,000
Exercise price														$ 0.002
Fair value														$ 182,500
Annual interest rate	[5]													12.00%
Promissory Note Payable Six [Member]
Short-Term Debt [Line Items]
Purchase of warrants														50,000,000
Exercise price														$ 0.025
Fair value														$ 271,250
Debt instrument maturity date description											On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Prepaid expense														350,000
Original issue discount														$ 35,000
Warrants term														3 years
Debt discount														$ 271,250			$ 65,092
Unamortized discount														138			8,399
Amortization of debt expense														$ 8,261
Annual interest rate	[6]													12.00%
Promissory Note Payable Six [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable														$ 9,200
Accrued interest														6,944
Conversion of convertible securities														16,144
Notes payable														$ 25,000
Debt instrument maturity date description											On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Annual interest rate	[7]													12.00%
Promissory Note Payable Seven [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable														$ 79,500
Accrued interest														28,925
Conversion of convertible securities														108,425
Notes payable														$ 145,000
Debt instrument maturity date description											On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Annual interest rate	[8]													12.00%
Promissory Note Payable Eight [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Nine [Member]
Short-Term Debt [Line Items]
Purchase of warrants														50,000,000
Exercise price														$ 0.025
Fair value														$ 380,174
Debt instrument maturity date description											On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same.
Prepaid expense														550,000
Original issue discount														$ 250,000
Warrants term														3 years
Debt discount														$ 380,174			80,284
Unamortized discount														144			10,559
Amortization of debt expense														$ 10,415
Repayments of common stock			$ 162,000
Issuance of common stock			60,000,000
Annual interest rate	[9]													12.00%
Promissory Note Payable Nine [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Ten [Member]
Short-Term Debt [Line Items]
Purchase of warrants														100,000,000		50,000,000
Exercise price														$ 0.135		$ 0.0164
Fair value														$ 1,342,857
Prepaid expense														1,650,000
Original issue discount														$ 150,000
Warrants term														3 years		3 years
Debt discount														$ 1,342,857			497,614
Unamortized discount														700			55,585
Amortization of debt expense														$ 54,885
Interest expenses																$ 950,000
Annual interest rate	[10]													12.00%
Promissory Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Notes payable														$ 6,000,000
Purchase of warrants														300,000,000		150,000,000
Exercise price														$ 0.135		$ 0.0164
Fair value														$ 4,749,005
Original issue discount														$ 600,000
Warrants term														3 years		3 years
Debt discount														$ 4,749,005
Interest expenses																$ 2,850,000
Cash proceeds														$ 5,400,000
Annual interest rate	[11]													12.00%
Promissory Note Payable Eleven [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Purchase of warrants														170,000,000		85,000,000
Exercise price														$ 0.064		$ 0.0164
Fair value														$ 2,035,033
Original issue discount														$ 50,000
Warrants term														3 years		3 years
Debt discount														$ 2,035,033			33,547
Unamortized discount														964			4,121
Amortization of debt expense														3,157
Interest expenses																$ 1,615,000
Cash proceeds														$ 2,750,000
Annual interest rate	[12]													12.00%
Promissory Note Payable Twelve [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Prepaid expense														$ 4,000,160
Repayment of notes														$ 36,000
Annual interest rate	[13]													7.00%
Promissory Note Payable Thirteen [Member] | Director [Member] | Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares														184
Promissory Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Purchase of warrants														250,000,000
Exercise price														$ 0.037
Fair value														$ 1,284,783
Prepaid expense														1,650,000
Original issue discount														$ 150,000
Warrants term														3 years
Debt discount														$ 1,284,783			572,549
Unamortized discount														25,181			66,846
Amortization of debt expense														$ 41,665
Annual interest rate	[14]													12.00%
Promissory Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description										On November 29, 2023, the parties extended the maturity date from July 28, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized.
Prepaid expense														$ 170,000
Unamortized discount														$ 20,000
Annual interest rate	[15]													15.00%
Promissory Note Payable Fifteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Notes payable														$ 3,000,000
Fair value														2,960,500
Debt discount														$ 39,500			11,535
Warrants														955,000,000
Annual interest rate	[16]													15.00%
Promissory Note Payable Sixteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description										On November 29, 2023, the parties extended the maturity date from September 7, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized.
Prepaid expense														$ 400,000
Unamortized discount														$ 50,000
Annual interest rate	[17]													15.00%
Promissory Note Payable Seventeen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description										On November 29, 2023, the parties extended the maturity date from September 8, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized.
Prepaid expense														$ 475,000
Unamortized discount														$ 75,000
Annual interest rate	[18]													15.00%
Promissory Note Payable Eighteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Nineteen [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description										On November 29, 2023, the parties extended the maturity date from October 13, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized.
Prepaid expense														$ 350,000
Unamortized discount														$ 50,000
Annual interest rate	[19]													15.00%
Promissory Note Payable Nineteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Notes payable												$ 400,000
Original issue discount								$ 4,000,000				50,000			$ 4,000,000
Unamortized discount												500,000
Cash proceeds												$ 350,000
Annual interest rate	[20],[21]													15.00%
Promissory Note Payable Twenty [Member] | Series F Warrants [Member] | October 31, 2033 [Member]
Short-Term Debt [Line Items]
Purchase of warrants												61
Promissory Note Payable Twenty [Member] | Lender [Member]
Short-Term Debt [Line Items]
Loans payable												$ 4,000,000
Promissory Note Payable Twenty [Member] | Lender [Member] | Series F Preferred Stock [Member]
Short-Term Debt [Line Items]
Shares, Issued												329
Promissory Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Fair value												$ 299,399
Original issue discount												50,000
Debt discount																	286,775
Unamortized discount														$ 32,911			47,892
Amortization of debt expense														$ 14,981
Annual interest rate	[20],[21]													15.00%
Loans payable												$ 400,000
Promissory Note Payable Twenty One [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants												61
Promissory Note Payable Twenty One [Member] | Series F Preferred Shares [Member]
Short-Term Debt [Line Items]
Conversion of convertible securities, shares												1
Promissory Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Fair value																										$ 299,750
Original issue discount																										50,000
Debt discount																	288,513
Unamortized discount														$ 33,076			48,126
Amortization of debt expense														$ 15,050
Annual interest rate	[20],[21]													15.00%
Loans payable																										$ 400,000
Promissory Note Payable Twenty Two [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																										61
Promissory Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Fair value																									$ 302,020
Original issue discount																									50,000
Debt discount																	291,694
Unamortized discount														$ 33,192			48,290
Amortization of debt expense														$ 15,098
Annual interest rate	[20],[21]													15.00%
Loans payable																									$ 400,000
Promissory Note Payable Twenty Three [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																									61
Promissory Note Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Fair value																								$ 299,959
Original issue discount																								50,000
Debt discount																	287,814
Unamortized discount														$ 32,971			47,976
Amortization of debt expense														$ 15,005
Annual interest rate	[20],[21]													15.00%
Loans payable																								$ 400,000
Promissory Note Payable Twenty Four [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																								61
Promissory Note Payable Twenty Five [Member]
Short-Term Debt [Line Items]
Fair value																							$ 299,959
Original issue discount																							50,000
Debt discount																	286,813
Unamortized discount														$ 33,076			48,124
Amortization of debt expense														$ 15,048
Annual interest rate	[20],[21]													15.00%
Loans payable																							$ 400,000
Promissory Note Payable Twenty Five [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																							61
Promissory Note Payable Twenty Six [Member]
Short-Term Debt [Line Items]
Fair value																						$ 299,959
Original issue discount																						50,000
Debt discount																	288,342
Unamortized discount														$ 33,195			48,294
Amortization of debt expense														$ 15,095
Annual interest rate	[20],[21]													15.00%
Loans payable																						$ 400,000
Promissory Note Payable Twenty Six [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																						61
Promissory Note Payable Twenty Seven [Member]
Short-Term Debt [Line Items]
Fair value																					$ 296,245
Original issue discount																					50,000
Debt discount																	286,821
Unamortized discount														$ 33,277			48,409
Amortization of debt expense														$ 15,132
Annual interest rate	[20],[21]													15.00%
Loans payable																					$ 400,000
Promissory Note Payable Twenty Seven [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																					61
Promissory Note Payable Twenty Eight [Member]
Short-Term Debt [Line Items]
Fair value																				$ 302,219
Original issue discount																				50,000
Debt discount																	294,824
Unamortized discount														$ 33,536			48,777
Amortization of debt expense														$ 15,241
Annual interest rate	[20],[21]													15.00%
Loans payable																				$ 400,000
Promissory Note Payable Twenty Nine [Member]
Short-Term Debt [Line Items]
Fair value																			$ 348,983
Original issue discount																			50,000
Debt discount																	348,831
Unamortized discount														$ 33,384			49,978
Amortization of debt expense														$ 15,994
Annual interest rate	[20],[21]													15.00%
Loans payable																			$ 400,000
Promissory Note Payable Twenty Nine [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																			61	61
Promissory Note Payable Thirty [Member]
Short-Term Debt [Line Items]
Fair value																		$ 261,759
Original issue discount																		50,000
Debt discount																	254,487
Unamortized discount														$ 33,418			$ 48,611
Amortization of debt expense														$ 15,193
Annual interest rate	[22]													35.00%
Loans payable																		$ 400,000
Promissory Note Payable Thirty [Member] | Series F Preferred Share Warrants [Member]
Short-Term Debt [Line Items]
Purchase of warrants																		61
Promissory Note Payable Thirty One [Member]
Short-Term Debt [Line Items]
Annual interest rate	[23]													35.00%
Promissory Note Payable Thirty One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Accrued interest													$ 53,000
Repayment of debt									$ 477,750
Annual interest rate									35.00%
Loans payable									$ 350,000
Monthly payments									thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $
Default rate									15.00%
Repayment of debt													$ 147,000
Promissory Note Payable Thirty One [Member] | Subsequent Event [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same.
Promissory Note Payable Thirty Two [Member]
Short-Term Debt [Line Items]
Annual interest rate	[24]													12.00%
Promissory Note Payable Thirty Two [Member] | Lender [Member]
Short-Term Debt [Line Items]
Repayment of debt							$ 477,750
Annual interest rate							35.00%
Loans payable							$ 350,000
Monthly payments							thirteen future monthly payments of $36,750 commencing on August 8, 2024 through to August 80, 2025 totaling $
Default rate							15.00%
Promissory Note Payable Thirty Three [Member] | Lender [Member]
Short-Term Debt [Line Items]
Notes payable						$ 400,000
Conversion of convertible securities, shares						20
Outstanding payable				$ 200,000	$ 200,000
Number of common stock issued, shares				$ 76,923,076	$ 57,142,857

[1]	This promissory note was issued as part of a debt settlement whereby $
[2]	This promissory note was issued as part of a debt settlement whereby $
[3]	In default
[4]	This promissory note was issued as part of a debt settlement whereby $
[5]	This promissory note was issued as part of a debt settlement whereby $
[6]	The note, with an original principal amount of $
[7]	This promissory note was issued as part of a debt settlement whereby $
[8]	This promissory note was issued as part of a debt settlement whereby $
[9]	The note, with an original principal amount of $
[10]	The note, with an original principal balance of $
[11]	The unsecured note may be pre-payable at any time. Cash proceeds of $
[12]	The note, with an original principal balance of $
[13]	This loan, with an original principal balance of $
[14]	The note, with an original principal balance of $
[15]	Original $
[16]	A warrant holder exchanged
[17]	Original $
[18]	Original $
[19]	Original $
[20]	November 9, 2022, $
[21]	On October 28, 2022, the Company entered into an loan facility with a lender for up to $
[22]	On November 30, 2023, the Company entered into an agreement where the lender will pay the Company $
[23]	On March 8, 2024, the Company entered into another agreement where the lender will pay the Company $
[24]	On August 8, 2024, a Series F preferred shareholder exchanged